Goodwill (Tables)	3 Months Ended
Mar. 31, 2014
Goodwill
	Three months ended	Year ended
	March 31,	December 31,
	2014	2013
	(in thousands)

Opening balance	$357,523	$315,441
Current period acquisitions	-	36,922
Foreign exchange movement	(167)	5,160

Closing balance	$357,356	$357,523